Risk management (Details 5) $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Assets
Cash and cash equivalents		$ 1,745,652	$ 672,048
Loans	[1]	5,702,258	5,448,788
Total assets		7,609,185	6,267,747	$ 7,180,783
Liabilities
Borrowings and debt		(3,518,446)	(2,211,567)	(3,246,813)	$ (4,312,170)
Total liabilities		$ (6,615,595)	$ (5,224,935)	$ (6,169,469)
Currency risk [member]
Statement of financial risk management [Line Items]
Exchange rate		0	0
Assets
Cash and cash equivalents		$ 919	$ 628
Securities and other financial assets			168
Loans		173,953	143,182
Total assets		174,872	143,978
Liabilities
Borrowings and debt		(173,577)	(143,661)
Total liabilities		(173,577)	(143,661)
Net currency position		$ 1,295	$ 317
Currency risk [member] | Brazilian Real [Member]
Statement of financial risk management [Line Items]
Exchange rate		3.87	3.31
Assets
Cash and cash equivalents		$ 291	$ 87
Securities and other financial assets			168
Loans		0	0
Total assets		291	255
Liabilities
Borrowings and debt		0	0
Total liabilities		0	0
Net currency position		$ 291	$ 255
Currency risk [member] | European Euro [Member]
Statement of financial risk management [Line Items]
Exchange rate		1.14	1.20
Assets
Cash and cash equivalents		$ 16	$ 2
Securities and other financial assets			0
Loans		0	0
Total assets		16	2
Liabilities
Borrowings and debt		0	0
Total liabilities		0	0
Net currency position		$ 16	$ 2
Currency risk [member] | Japanese Yen [Member]
Statement of financial risk management [Line Items]
Exchange rate		109.98	112.66
Assets
Cash and cash equivalents		$ 1	$ 4
Securities and other financial assets			0
Loans		0	0
Total assets		1	4
Liabilities
Borrowings and debt		0	0
Total liabilities		0	0
Net currency position		$ 1	$ 4
Currency risk [member] | Colombian Peso [Member]
Statement of financial risk management [Line Items]
Exchange rate		3,253.00	2,985.78
Assets
Cash and cash equivalents		$ 62	$ 91
Securities and other financial assets			0
Loans		0	0
Total assets		62	91
Liabilities
Borrowings and debt		0	0
Total liabilities		0	0
Net currency position		$ 62	$ 91
Currency risk [member] | Mexican Peso [Member]
Statement of financial risk management [Line Items]
Exchange rate		19.66	19.67
Assets
Cash and cash equivalents		$ 505	$ 369
Securities and other financial assets			0
Loans		173,953	143,182
Total assets		174,458	143,551
Liabilities
Borrowings and debt		(173,577)	(143,661)
Total liabilities		(173,577)	(143,661)
Net currency position		$ 881	$ (110)
Currency risk [member] | Other currencies [Member]
Statement of financial risk management [Line Items]
Exchange rate	[2]	0	0
Assets
Cash and cash equivalents	[2]	$ 44	$ 75
Securities and other financial assets	[2]		0
Loans	[2]	0	0
Total assets	[2]	44	75
Liabilities
Borrowings and debt	[2]	0	0
Total liabilities	[2]	0	0
Net currency position	[2]	$ 44	$ 75

[1]	The carrying value of loans at amortized cost is net of the accrued interest receivable of $41.1 million, the allowance for expected credit losses of $100.8 million and unearned interest and deferred fees of $16.5 million for December 31, 2018, and the accrued interest receivable of $29.4 million, the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017.
[2]	It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Sterling pound, Peruvian soles and Renminbi.